Share Based Compensation	3 Months Ended
Mar. 31, 2026
Share Based Compensation [Abstract]
Share Based Compensation

Note 4 — Share Based Compensation

The stock-based expense recognized in the financial statements for services received is related to research and development (“R&D”), sales and marketing (“S&M” and general and administrative (“G&A”) expenses as shown in the following table:

	Three months ended March 31,
	2026	2025
	USD thousands	USD thousands
Stock-based compensation expense – Research and development	$2,693	$536
Stock-based compensation expense – sales and marketing	93	226
Stock-based compensation expense – general and administrative	1,422	627
Total	$4,208	$1,389

In June 2020, Legacy Cyabra adopted the 2020 Share Option Plan for Legacy Cyabra’s officers, directors, employees, consultants and other service providers.

On February 10, 2026, Legacy Cyabra granted of a total of 65,797 options to its employees.

Upon the closing of the Business Combination on March 27, 2026, and pursuant to the Merger Agreement, the Key Employees received a total of 400,000 restricted stock units (“RSUs”) to purchase shares of Holdings Common Stock pursuant to the 2026 Plan. The RSUs are fully vested as of the closing of the Business Combination. Accordingly, the Company recognized the full compensation expense based on the fair value of the RSUs at the grant date, with a corresponding credit to additional paid-in capital.

In addition to the above, the Company recognized stock-based expense of $1,009 thousands with connection to the shares granted to LifeSci, see note 1.C.

During the three months period ended March 31, 2026, 2,978 options were exercised and 20,638 options expired.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table.

2026 Grants
Dividend yield	$-
Expected volatility	60.78 – 61.84%
Risk-free interest	3.77 – 3.82%
Expected term	5.64 – 6.13 years
Exercise price	$0.16 – 9.37
Share price	$11
Total fair value (USD Thousands)	$626